Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivables	$ 3,712	$ 1,878
Less: provision of expected credit losses	(1,824)	(1,749)
Total	$ 1,888	$ 129